Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment,Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 — PROPERTY AND EQUIPMENT, NET:

Composition of property and equipment grouped by major classifications is as follows:

	December 31,
	2024	2023
Office furniture and lab equipment	660	468
Computers and electronic equipment	1,685	1,464
Equipment and machinery	3,456	2,091
Nanox.ARC	3,838	1,380
Leasehold improvement	1,126	854
Vehicles	296	243
Land – See b below	6,314	6,314
Production line– See b below	33,659	32,220
	51,034	45,034
Less: accumulated depreciation	(5,679)	(2,691)
Total property and equipment, net	45,355	42,343

a.	Total depreciation in respect of property and equipment were approximately $1,121 thousand, $1,198 thousand and $905 thousand for the years ended December 31, 2024, 2023 and 2022, respectively. A loss from disposal of property and equipment in the amount of $202 thousand and $1,297 thousand was recorded for the years ended December 31, 2024, and 2023, respectively, in relation to the Company’s Property, Plant and Equipment. An impairment charge in the amount of $172 thousand was recorded for the year ended December 31, 2022, in relation to the Company’s Property, Plant and Equipment.

b.	In December 2020, Nanox Korea purchased land for approximately $6,314 thousand upon which it built a fabrication facility. In 2021, Nanox Korea completed the construction of the permanent fabrication plant.